Other Finance Expenses - Components of other finance expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Other Finance Expenses
Bank fees, charges (other income)	$ 144	$ (177)	$ 261	$ 92
Commitment fees	55		90
Total other finance (income) expense	$ 199	$ (177)	$ 351	$ 92